T. ROWE PRICE Target 2060 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 4.5%
T. Rowe Price Funds:
New Income Fund  912 508 245 120,776 1,176
U.S. Treasury Long-Term Index
Fund  290 352 82 38,807 442
International Bond Fund (USD
Hedged)  330 154 59 42,270 430
Dynamic Global Bond Fund  214 100 37 28,533 287
Emerging Markets Bond Fund  120 41 82 8,203 91
High Yield Fund  116 51 90 12,880 85
Floating Rate Fund  64 29 86 1,115 11
Total Bond Mutual Funds (Cost $2,517) 2,522
EQUITY MUTUAL FUNDS 94.2%
T. Rowe Price Funds:
Value Fund  6,188 4,102 1,482 262,111 11,449
Growth Stock Fund (2) 7,279 3,504 2,509 103,801 10,321
Equity Index 500 Fund  2,748 2,181 1,009 46,203 4,659
International Value Equity Fund  2,458 1,486 598 287,088 4,243
Overseas Stock Fund  2,561 1,371 685 330,221 4,105
International Stock Fund  2,457 1,294 517 187,578 4,050
Emerging Markets Stock Fund  1,592 751 627 42,657 2,416
Mid-Cap Growth Fund  1,418 741 299 19,538 2,256
Mid-Cap Value Fund  1,212 712 285 66,438 2,133
Small-Cap Stock Fund  823 549 292 22,021 1,498
New Horizons Fund (2) 1,079 534 364 17,453 1,448
Small-Cap Value Fund  741 444 191 24,766 1,435
Real Assets Fund  663 570 149 99,754 1,293
U.S. Large-Cap Core Fund  158 491 85 21,099 652
Emerging Markets Discovery
Stock Fund  14 519 47 36,796 574
Total Equity Mutual Funds (Cost $40,163) 52,532

T. ROWE PRICE Target 2060 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 335 1,712 1,279 768,139 768
Total Short-Term Investments (Cost $768) 768
Total Investments in Securities 100.1%
(Cost $43,448) $ 55,822
Other Assets Less Liabilities (0.1)% (37)
Net Assets 100.0% $ 55,785
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2060 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ — $ 10 $ 5
Emerging Markets Bond Fund (3) 12 5
Emerging Markets Discovery Stock Fund 3 88 3
Emerging Markets Stock Fund 15 700 25
Equity Index 500 Fund 37 739 52
Floating Rate Fund — 4 3
Growth Stock Fund 455 2,047 —
High Yield Fund 1 8 6
International Bond Fund (USD Hedged) 2 5 6
International Stock Fund 42 816 39
International Value Equity Fund (37) 897 92
Mid-Cap Growth Fund 97 396 4
Mid-Cap Value Fund 36 494 30
New Horizons Fund 193 199 —
New Income Fund 10 1 22
Overseas Stock Fund (24) 858 75
Real Assets Fund (2) 209 22
Small-Cap Stock Fund 29 418 7
Small-Cap Value Fund 12 441 11
U.S. Large-Cap Core Fund 2 88 6
U.S. Treasury Long-Term Index Fund 61 (118) 5
Value Fund 132 2,641 148
U.S. Treasury Money Fund, 0.09% — — 1
Totals $ 1,061# $ 10,953 $ 567+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $1,066 of the net realized gain (loss).
+ Investment income comprised $567 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2060 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2060 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2060 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F181-054Q3 02/21